Short term borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term Debt [Text Block]

Note 5: Short term borrowings

Short term borrowings consisted of the following at March 31, 2013 and December 31, 2012 (in thousands):

	March 31, 2013	December 31, 2012
Project financing line of credit and accrued costs	714	491
November 2012 Bridge Notes, 8%, due April 15, 2013	3,700	3,700
	$4,414	$4,191

Project Financing Line of Credit

On October 4, 2012, the Company entered into a Loan Agreement (the “Loan Agreement”) with C13 Thermo LLC (the “Lender”), a related party whose owners are related to an officer of the Company. Under this Loan Agreement, the Lender established a credit facility allowing the Company to borrow up to $700,000 (the “Credit Facility”) to finance the fabrication and testing of an Ammonia Reduction Process system utilizing the Company’s proprietary technology (the “Project”). The Company issued to the Lender a promissory note in the principal amount of $700,000 (the “Note”). The Company borrowed approximately $680,000 and $491,000 against this Credit Facility as of March 31, 2013 and December 31, 2012, respectively, and the Company agreed to reimburse legal fees of $34,000 to the Lender in 2013.

Amounts borrowed under the Credit Facility will not bear interest (except in the case of an event of default, in which case all amounts borrowed, together with all fees, expenses and other amounts due, shall bear interest at the default rate of 8% per annum). Upon maturity of the Note, the Company will be charged a commitment fee equal to 10% of the aggregate principal amount borrowed under the Credit Facility. The Credit Facility expires, and all amounts due under the Note, together with all commitment fees incurred under the Loan Agreement, will become due and payable, on the earlier of (i) March 4, 2013 or (ii) the date on which the Company first draws against an irrevocable documentary letter of credit that has been issued for the Company’s benefit in connection with the Project. The Credit Facility was amended in March 2013 to extend the expiration date to the earlier of (i) April 5, 2013 or (ii) one business day following the date the Company first draws against the irrevocable documentary letter of credit. The Company may repay the Note in whole or in part at any time without premium or penalty. The Credit Facility is secured by all of the Company’s assets. The Credit Facility contains certain non-financial covenants, and the Company believes it is in compliance with these covenants as of March 31, 2013.

On April 5, 2013 the Company repaid in full all outstanding principal and accrued commitment fees related to this Credit Facility.

November 2012 Bridge Note Financing

On November 30, 2012 the Company entered into Bridge Loan Agreements with six of its principal investors pursuant to which the Investors agreed to make bridge loans to the Company of $3.7 million in exchange for 8% Promissory Notes (the “November 2012 Bridge Notes”).  The November 2012 Bridge Notes bear interest at the rate of 8% per year and are due and payable on April 15, 2013.

The November 2012 Bridge Notes contain other conventional terms, including representations and warranties regarding the Company’s business and assets and its authority to enter into such agreements, and provisions for acceleration of the Company’s obligations upon the occurrence of certain specified events of default.

As further discussed in Note 11, on April 5, 2013 the Investors tendered these November 2012 Bridge Notes for shares of the Company’s Series C Convertible Preferred Stock and Warrants.

Note 5: Short term borrowings

Short term borrowings consisted of the following at December 31, 2012 (in thousands):

Project financing line of credit	$491
November 2012 Bridge Notes, 8%, due April 15, 2013	3,700
$4,191

Project Financing Line of Credit

On October 4, 2012, the Company entered into a Loan Agreement (the “Loan Agreement”) with C13 Thermo LLC (the “Lender”), a related party whose owners are related to an officer of the Company. Under this Loan Agreement, the Lender established a credit facility allowing the Company to borrow up to $700,000 (the “Credit Facility”) to finance the fabrication and testing of an Ammonia Reduction Process system utilizing the Company’s proprietary technology (the “Project”). The Company issued to the Lender a promissory note in the principal amount of $700,000 (the “Note”). As of December 31, 2012 the Company borrowed approximately $491,000 against this Credit Facility.

Amounts borrowed under the Credit Facility will not bear interest (except in the case of an event of default, in which case all amounts borrowed, together with all fees, expenses and other amounts due, shall bear interest at the default rate of 8% per annum). Upon maturity of the Note, the Company will be charged a commitment fee equal to 10% of the aggregate principal amount borrowed under the Credit Facility. The Credit Facility originally expired, and all amounts due under the Note, together with all commitment fees incurred under the Loan Agreement, will become due and payable, on the earlier of (i) March 4, 2013 or (ii) the date on which the Company first draws against an irrevocable documentary letter of credit that has been issued for the Company’s benefit in connection with the Project. The Credit Facility was amended in March 2013 to extend the expiration date to the earlier of (i) April 5, 2013 or (ii) one business day following the date the Company first draws against the irrevocable documentary letter of credit. The Company may repay the Note in whole or in part at any time without premium or penalty. The Credit Facility is secured by all of the Company’s assets. The Credit Facility contains certain non-financial covenants, and the Company believes it is in compliance with these covenants at December 31, 2012.

November 2012 Bridge Note Financing

On November 30, 2012 the Company entered into Bridge Loan Agreements with six of its principal investors pursuant to which the Investors agreed to make bridge loans to the Company of $3.7 million in exchange for 8% Promissory Notes (the “November 2012 Bridge Notes”).  The November 2012 Bridge Notes bear interest at the rate of 8% per year and are due and payable on April 15, 2013.

The November 2012 Bridge Notes contain other conventional terms, including representations and warranties regarding our business and assets and our authority to enter into such agreements, and provisions for acceleration of our obligations upon the occurrence of certain specified events of default.